Intangible Assets, Net and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Jul. 01, 2019	Nov. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	$ 182,954		$ 188,291
Goodwill	1,739,980		1,701,840
Total intangible assets, net and goodwill	1,922,934		1,890,131
Real estate
Finite-Lived Intangible Assets [Line Items]
Goodwill	36,711		0
Other operations
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,459		3,459
Customer and other relationships
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	59,575		67,894
Intangibles, accumulated amortization	111,060		102,579
Trademarks and tradename
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	103,790		107,262
Intangibles, accumulated amortization	24,800		21,086
Other
Finite-Lived Intangible Assets [Line Items]
Amortizable intangibles	11,316		4,611
Intangibles, accumulated amortization	5,366		4,339
Exchange and clearing organization membership interests and registrations
Finite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles	8,273		8,524
HomeFed
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,300
Intangibles recorded in connection with acquisition	11,000
Additional goodwill generated by the establishment of deferred tax liabilities	32,400	$ 32,400
Deferred tax liabilities established in acquisition	32,400	$ 32,400
Investment Banking and Capital Markets
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,556,810		1,555,381
Asset Management
Finite-Lived Intangible Assets [Line Items]
Goodwill	143,000		143,000
Investment Banking, Capital Markets and Asset Management Segment
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,699,800		$ 1,698,400